UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22039


                        First Trust Specialty Finance and
                          Financial Opportunities Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: November 30
                                               -----------


             Date of reporting period: July 1, 2010 - June 30, 2011
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record



7/1/10-6/30/11

COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Kohlberg Capital        22-Jul-10        500233-101                                                              KCAP
Corporation

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect C. Turney Stevens as director for term ending 2013           Issuer
Echo Voted -- For       For              1.2) Elect Gary Cademartori as director for term ending 2013            Issuer
Echo Voted -- For       For              2) Ratify the selection of Grant Thornton LLP as independent            Issuer
                                         registered public accounting firm


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Apollo Investment       3-Aug-10         03761U-106                                                              AINV
Corporation

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Elliott Stein, Jr. as director for term ending 2013          Issuer
Echo Voted -- For       For              1.2) Elect Bradley Wechsler as director for term ending 2013            Issuer
Echo Voted -- For       For              2) Ratify the selection of PwC (PricewaterhouseCoopers LLP) as the      Issuer
                                         independent registered public accounting firm.
Echo Voted -- For       For              3) Authorize flexibility for the company, with the approval of its
                                         Board of Directors, to sell shares of its common stock (during the next 12 months) at a price below its then current net asset value per share subject to certain limitations (including that the cumulative number of shares sold pursuant to such authority does not exceed 25%
                                         of its then outstanding common stock immediately prior to each such sale)


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Gladstone Investment    5-Aug-10         376546-107                                                              GAIN
Corporation

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Paul Adelgren as director for term ending 2013               Issuer
Echo Voted -- For       For              1.2) Elect John Outland as director for term ending 2013                Issuer
Echo Voted -- For       For              1.3) Elect David Gladstone (Chairman & CEO) as director for term        Issuer
                                         ending 2013
Echo Voted -- For       For              2) Authorize the company to sell shares of its common stock at a price  Issuer below our then-current net asset value per share
Echo Voted -- For       For              3) Ratify the selection of PwC (PricewaterhouseCoopers LLP) as the      Issuer
                                         independent registered public accounting firm.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Medical Action          12-Aug-10        58449L-100                                                              MDCI
Industries Inc.

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Paul Meringolo (Chairman & CEO) as director for term         Issuer
                                         ending 2013
Echo Voted -- For       For              1.2) Elect Kenneth Newsome as director for term ending 2013             Issuer
Echo Voted -- For       For              2) Ratify the selection of Grant Thornton LLP as independent            Issuer
                                         registered public accounting firm


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Prospect Capital Copr.  10-Dec-10        74348T-102                                                              PSEC

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect William Gremp as director                                    Issuer
Echo Voted -- For       For              1.2) Elect John Berry III as director                                   Issuer
Echo Voted -- For       For              1.3) Elect Eugene Starl as director                                     Issuer
Echo Voted -- For       For              2) Ratify the selection of BDO USA, LLP (formerly BDO Seidman, LLP)     Issuer
                                         as the Company's independent registered public accounting firm.
Echo Voted -- For       For              3) Approve a proposal to authorize the Company, with approval of its
                                         Issuer Board of Directors, to sell shares of its common stock at a price or prices below the Company's then current net asset value per share in one or more offerings.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
PennantPark Investment  1-Feb-11         708062-104                                                              PNNT
Corp.

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Marshall Brozost as director                                 Issuer
Echo Voted -- For       For              1.2) Elect Samuel Katz as director                                      Issuer
Echo Voted -- For       For              2) Ratify the selection of KPMG LLP as the independent registered       Issuer
                                         public accounting firm.
Echo Voted -- For       For              3) Consider and vote upon a proposal to authorize flexibility, with the Issuer approval of Board of Directors, to sell shares of common stock (during the next 12 months) at a price below the then current net asset value per share, subject to certain limitations described in the proxy statement.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Golub Capital BDC, Inc. 8-Feb-11         38173M-102                                                              GBDC

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1) Elect David Golub as director                                        Issuer
Echo Voted -- For       For              2) Ratify the selection of McGladrey & Pullen, LLP to serve as the      Issuer
                                         Company's independent registered public accounting firm for the fiscal year ending September 30, 2011.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Gladstone Capital Corp. 17-Feb-11        376535-100                                                              GLAD

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
                                         1) Elect directors:                                                     Issuer
Echo Voted -- For       For              .1) Michela English                                                     Issuer
Echo Voted -- For       For              .2) Anthony Parker                                                      Issuer
Echo Voted -- For       For              .3) George Stelljes III (CIO)                                           Issuer
Echo Voted -- For       For              2) Approve proposal of board to issue and sell shares of our common     Issuer
                                         stock at price below its current Net Asset Value
Echo Voted -- For       For              3) Ratify audit committee to select PriceWaterHouseCoopers as           Issuer
                                         independent public accounting firm


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
MVC Capital, Inc.       10-Mar-11        553829-102                                                              MVC

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
                                         1) Elect directors:
Echo Voted -- For       For              .1) Emilio Dominianni                                                   Issuer
Echo Voted -- For       For              .2) Gerald Hellerman                                                    Issuer
Echo Voted -- For       For              .3) Robert Knapp                                                        Issuer
Echo Voted -- For       For              .4) William Taylor                                                      Issuer
Echo Voted -- For       For              .5) Warren Holtsberg (interested director)                              Issuer
Echo Voted -- For       For              .6) Michael Tokarz (Chairman)                                           Issuer
Echo Voted -- For       For              2) Ratify the selection of Ernst & Young LLP as the independent         Issuer
                                         registered public accounting firm.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Fifth Street Finance    25-Mar-11        31678A-103                                                              FSC
Corp.

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
unvoted -- Echo Vote    For              1.1) Elect Brian Dunn as director                                       Issuer
requested, not
implemented
unvoted -- Echo Vote    For              1.2) Elect Byron Haney as director                                      Issuer
requested, not
implemented
unvoted -- Echo Vote    For              2) Ratify the selection of PwC (PricewaterhouseCoopers LLP) as the      Issuer
requested, not                           independent registered public accounting firm.
implemented
unvoted -- Echo Vote    For              3) Approve Company authorization to issue warrants, options or rights   Issuer
requested, not                           to subscribe to, convert to, or purchase the Company's common stock
implemented                              in one or more offerings.


Page 1


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Berkshire Hathaway      30-Apr-11        084670-108                                                              BRKA

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Warren Buffett (Chairman & CEO) as director                  Issuer
Echo Voted -- For       For              1.2) Elect Howard Buffett as director                                   Issuer
Echo Voted -- For       For              1.3) Elect Stephen Burke as director                                    Issuer
Echo Voted -- For       For              1.4) Elect Susan Decker as director                                     Issuer
Echo Voted -- For       For              1.5) Elect William Gates III as director                                Issuer
Echo Voted -- For       For              1.6) Elect David Gottesman as director                                  Issuer
Echo Voted -- For       For              1.7) Elect Charlotte Guyman as director                                 Issuer
Echo Voted -- For       For              1.8) Elect Donald Keough as director                                    Issuer
Echo Voted -- For       For              1.9) Elect Charles Munger (Vice Chairman) as director                   Issuer
Echo Voted -- For       For              1.10) Elect Thomas Murphy as director                                   Issuer
Echo Voted -- For       For              1.11) Elect Ronald Olson as director                                    Issuer
Echo Voted -- For       For              1.12) Elect Walter Scott, Jr. as director                               Issuer
Echo Voted -- For       For              2) Approve, on an advisory basis, the compensation of named executive   Issuer
                                         officers, as disclosed in the company's Proxy Statement for the 2011
                                         Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
Echo Voted -- 3 years   3 years          3) Select the preferred voting frequency -- one year, two years,        Issuer
                                         three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers
Echo Voted -- Against   Against          4) Establish quantitative goals for the reduction of greenhouse gas     Shareholder
                                         and other air emissions at its energy-generating holdings


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Hatteras Financial      4-May-11         41902R-103                                                              HTS
Corp.

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Michael Hough (Chairman & CEO) as director                   Issuer
Echo Voted -- For       For              1.2) Elect Benjamin Hough (President & COO) as director                 Issuer
Echo Voted -- For       For              1.3) Elect David Berson as director                                     Issuer
Echo Voted -- For       For              1.4) Elect Ira Kawaller as director                                     Issuer
Echo Voted -- For       For              1.5) Elect Jeffrey Miller as director                                   Issuer
Echo Voted -- For       For              1.6) Elect Thomas Wren as director                                      Issuer
Echo Voted -- For       For              2) Ratify the selection of Ernst & Young LLP as the independent         Issuer
                                         registered public accounting firm.
Echo Voted -- For       For              3) Approve, on an advisory basis, the compensation of named executive   Issuer
                                         officers, as disclosed in the company's Proxy Statement for the 2011
                                         Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
Echo Voted -- 1 year    3 years          4) Select the preferred voting frequency -- one year, two years, three  Issuer years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Gladstone Commercial    5-May-11         376536-108                                                              GOOD
Corporation

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
For                     For              1.1) Elect Michela English as director                                  Issuer
For                     For              1.2) Elect Anthony Parker as director                                   Issuer
For                     For              1.3) Elect George Stelljes III as director                              Issuer
For                     For              2) Ratify the selection of PwC (PricewaterhouseCoopers LLP) as the      Issuer
                                         independent registered public accounting firm.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Horizon Technology      5-May-11         44045A-102                                                              HRZN
Finance Corporation

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect David Swanson as director for a term ending 2014             Issuer
Echo Voted -- For       For              1.2) Elect James Bottiglieri as director for a term ending 2014         Issuer
Echo Voted -- For       For              2) Ratify the selection of McGladrey & Pullen, LLP as the independent   Issuer
                                         registered public accounting firm.
Echo Voted -- For       For              3) Authorize flexibility, with approval of Board of Directors, to       Issuer
                                         sell shares of common stock (during the next 12 months) at a price below the then current net asset value per share, subject to certain limitations described in the proxy statement.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
BlackRock Kelso         9-May-11         092533-108                                                              BKCC
Capital Corporation

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1) Elect Jerrold Harris as director for a term ending 2014              Issuer
Echo Voted -- For       For              2) Authorize flexibility for the Company, with approval of              Issuer
                                         the Board of Directors, to sell or otherwise issue shares of its common stock at a price below the Company's then current net asset value per share in one or more offerings, subject to certain limitations set forth in the proxy statement.
Echo Voted -- For       For              3) Authorize the Company, with approval of the Board of Directors,      Issuer
                                         to issue warrants, options or rights to subscribe to, convert to, or purchase shares of the Company's common stock in one or more offerings.
Echo Voted -- For       For              4) Ratify the selection of Deloitte & Touche LLP as independent         Issuer
                                         registered public accounting firm


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Markel                  9-May-11         570535-104                                                              MKL

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect J. Alfred Broaddus, Jr. as director                          Issuer
Echo Voted -- For       For              1.2) Elect Douglas Eby as director                                      Issuer
Echo Voted -- For       For              1.3) Elect Stewart Kasen as director                                    Issuer
Echo Voted -- For       For              1.4) Elect Alan Kirshner (Chairman & CEO) as director                   Issuer
Echo Voted -- For       For              1.5) Elect Lemuel Lewis as director                                     Issuer
Echo Voted -- For       For              1.6) Elect Darrell Martin as director                                   Issuer
Echo Voted -- For       For              1.7) Elect Anthony Markel (Vice-Chairman & ex-COO) as director
Echo Voted -- For       For              1.8) Elect Steven Markel (Vice Chairman) as director
Echo Voted -- For       For              1.9) Elect Jay Weinberg as director                                     Issuer
Echo Voted -- For       For              1.10) Elect Debora Wilson as director                                   Issuer
Echo Voted -- For       For              2) Approve, on an advisory basis, the compensation of named executive   Issuer
                                         officers, as disclosed in the company's Proxy Statement for the 2011
                                         Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
Echo Voted -- 2 years   3 years          3) Select the preferred voting frequency -- one year, two years,        Issuer
                                         three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers.
Echo Voted -- For       For              4) Ratify the selection of KPMG LLP as the independent registered       Issuer
                                         public accounting firm.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Cypress Sharpridge      11-May-11        23281A-307                                                              CYS
Investments

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Kevin Grant (Chairman & CEO) as director                     Issuer
Echo Voted -- For       For              1.2) Elect Douglas Crocker II as director                               Issuer
Echo Voted -- For       For              1.3) Elect Jeffrey Hughes (Vice-Chairman of Cypress) as director        Issuer
Echo Voted -- For       For              1.4) Elect Stephen Jonas as director                                    Issuer
Echo Voted -- For       For              1.5) Elect Raymond Redlingshafer Jr. as director                        Issuer
Echo Voted -- For       For              1.6) Elect James Stern as director                                      Issuer
Echo Voted -- For       For              1.7) Elect David Tyson, Ph.D. as director                               Issuer
Echo Voted -- For       For              2) Ratify the selection of Deloitte & Touche LLP as independent         Issuer
                                         registered public accounting firm


Page 2


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
NGP Capital Resources   11-May-11        62912R-107                                                              NGPC
Company

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Edward Blessing as director for a term ending 2014           Issuer
Echo Voted -- For       For              2) Ratify the selection of PwC (PricewaterhouseCoopers LLP) as the      Issuer
                                         independent registered public accounting firm.
Echo Voted -- For       For              3) Adjourn the annual meeting, if necessary, to solicit additional      Issuer
                                         proxies if there are not sufficient votes to approve items #1 & #2


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
W.R. Berkley            17-May-11        084423-102                                                              WRB

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Rodney Hawes, Jr. as director                                Issuer
Echo Voted -- For       For              1.2) Elect Jack Nusbaum as director for a term ending 2014              Issuer
Echo Voted -- For       For              1.3) Elect Mark Shapiro as director for a term ending 2014              Issuer
Echo Voted -- For       For              2) Approve, on an advisory basis, the compensation of named executive   Issuer
                                         officers, as disclosed in the company's Proxy Statement for the 2011
                                         Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
Echo Voted -- 2 years   3 years          3) Select the preferred voting frequency -- one year, two years,        Issuer
                                         three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers.
Echo Voted -- For       For              4) Ratify the selection of KPMG LLP as the independent registered       Issuer
                                         public accounting firm.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Compass Diversified     19-May-11        20451Q-104                                                              CODI
Holdings

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect James Bottiglieri (CFO) as director for a term ending 2014   Issuer
Echo Voted -- For       For              1.2) Elect Gordon Burns as director for a term ending 2014              Issuer
Echo Voted -- For       For              2) Approve, on an advisory basis, the compensation of named executive   Issuer
                                         officers, as disclosed in the company's Proxy Statement for the 2011
                                         Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
Echo Voted -- 1 year    2 years          3) Select the preferred voting frequency --  year, two years,           Issuer
                                         three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers.
Echo Voted -- For       For              4) Ratify the selection of Grant Thornton LLP as independent registered Issuer public accounting firm


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Fidelity National       25-May-11        31620R-105                                                              FNF
Financial

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect William Foley, II (Chairman & ex-CEO) as director for a      Issuer
                                         term ending 2014
Echo Voted -- For       For              1.2) Elect Douglas Ammerman as director for a term ending 2014          Issuer
Echo Voted -- For       For              1.3) Elect Thomas Hagerty as director for a term ending 2014            Issuer
Echo Voted -- For       For              1.4) Elect Peter Shea, Jr. as director for a term ending 2014           Issuer
Echo Voted -- For       For              2) Approve an amendment and restatement of the Fidelity National        Issuer
                                         Financial, Inc. Amended and Restated 2005 Omnibus Incentive Plan.
Echo Voted -- For       For              3) Approve the material terms of the Fidelity National Financial, Inc.  Issuer
                                         Annual Incentive Plan in order for such plan to grant awards that can qualify as performance-based compensation for purposes of Section
                                         162(M) of the Internal Revenue Code.
Echo Voted -- For       For              4) Approve, on an advisory basis, the compensation of named executive   Issuer
                                         officers, as disclosed in the company's Proxy Statement for the 2011
                                         Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
Echo Voted -- 1 year    1 year           5) Select the preferred voting frequency -- one year, two years,        Issuer
                                         three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers.
Echo Voted -- For       For              6) Ratify the selection of KPMG LLP as the independent registered       Issuer
                                         public accounting firm.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Annaly Capital          26-May-11        035710-409                                                              NLY
Management, Inc.

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Michael Farrell (Chairman, President, & CEO) as director     Issuer
                                         for a term ending 2014
Echo Voted -- For       For              1.2) Elect Jonathan Green as director for a term ending 2014            Issuer
Echo Voted -- For       For              1.3) Elect John Lambiase as director for a term ending 2014             Issuer
Echo Voted -- For       For              2) Amend the charter to increase the number of authorized shares to     Issuer
                                         2,000,000,000 shares.
Echo Voted -- For       For              3) Approve, on an advisory basis, the compensation of named executive   Issuer
                                         officers, as disclosed in the company's Proxy Statement for the 2011
                                         Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
Echo Voted -- 1 year    3 years          4) Select the preferred voting frequency -- one year, two years,        Issuer
                                         three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers.
Echo Voted -- For       For              5) Ratify the selection of Deloitte & Touche LLP as independent         Issuer
                                         registered public accounting firm


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
NorthStar Realty        26-May-11        66704R-100                                                              NRF
Finance Corp.

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect C. Preston Butcher as director                               Issuer
Echo Voted -- For       For              1.2) Elect Stephen Cummings as director                                 Issuer
Echo Voted -- For       For              1.3) Elect David Hamamoto (Chairman & CEO) as director                  Issuer
Echo Voted -- For       For              1.4) Elect Judith Hannaway as director                                  Issuer
Echo Voted -- For       For              1.5) Elect Oscar Junquera as director                                   Issuer
Echo Voted -- For       For              1.6) Elect Wesley Minami as director                                    Issuer
Echo Voted -- For       For              1.7) Elect Louis Paglia as director                                     Issuer
Echo Voted -- For       For              1.8) Elect Sridhar Sambamurthy as director                              Issuer
Echo Voted -- For       For              2) Ratify the selection of Grant Thornton LLP as independent            Issuer
                                         registered public accounting firm
Echo Voted -- For       For              3) Approve, on an advisory basis, the compensation of named executive   Issuer
                                         officers, as disclosed in the company's Proxy Statement for the 2011
                                         Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
Echo Voted -- 1 year    1 year           4) Select the preferred voting frequency -- one year, two years,        Issuer
                                         three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers.


Page 3


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Hercules Technology     1-Jun-11         427096-508                                                              HTGC
Growth Capital, Inc.

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
unvoted -- Echo Vote    For              1.1) Elect Robert Badavas as director for a term ending 2014            Issuer
requested, not
implemented
unvoted -- Echo Vote    For              1.2) Elect Joseph Chow as director for a term ending 2014               Issuer
requested, not
implemented
unvoted -- Echo Vote    For              2) Ratify the selection of PwC (PricewaterhouseCoopers LLP) as the      Issuer
requested, not                           independent registered public accounting firm.
implemented
unvoted -- Echo Vote    For              3) Approve, on an advisory basis, the compensation of named executive   Issuer
requested, not                           officers, as disclosed in the company's Proxy Statement for the 2011
implemented                              Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
unvoted -- Echo Vote    1 year           4) Select the preferred voting frequency -- one year, two years, three  Issuer
requested, not                           years or abstain -- as to when the company shall hold a shareholder
implemented                              vote to approve the compensation of the named executive officers.
unvoted -- Echo Vote    For              5) Authorize the Company, with approval of the board of directors, to   Issuer
requested, not                           sell or otherwise issue up to 20% of the Company's outstanding common
implemented                              stock at a price below the Company's then current net asset value per share
unvoted -- Echo Vote    For              6) Authorize the Company, with approval of the board of directors, to   Issuer
requested, not                           offer and issue debt with warrants or debt convertible into shares of
implemented                              its common stock at an exercise or conversion price that, at the time such warrants or convertible debt are issued, will not be less than the fair market value per share but may be below the Company's then current
                                         NAV per share.
unvoted -- Echo Vote    For              7) Approve an amendment to the Company's 2004 Equity Incentive Plan to  Issuer
requested, not                           increase the number of shares authorized for issuance.
implemented


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
MCG Capital Corporation 1-Jun-11         58047P-107                                                              MCGC

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
unvoted -- Echo Vote    For              1.1) Elect Wallace Millner, III (ex-Chairman) as director for a term    Issuer
requested, not                           ending 2014
implemented
unvoted -- Echo Vote    For              1.2) Elect Richard Neu (Chairman) as director for a term ending 2014    Issuer
requested, not
implemented
unvoted -- Echo Vote    For              1.3) Elect B. Hagen Saville as director for a term ending 2014          Issuer
requested, not
implemented
unvoted -- Echo Vote    For              2) Ratify the selection of Ernst & Young LLP as the independent         Issuer
requested, not                           registered public accounting firm.
implemented
unvoted -- Echo Vote    For              3) Approve, on an advisory basis, the compensation of named executive   Issuer
requested, not                           officers, as disclosed in the company's Proxy Statement for the 2011
implemented                              Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
unvoted -- Echo Vote    1 year           4) Select the preferred voting frequency -- one year, two years, three  Issuer
requested, not                           years or abstain -- as to when the company shall hold a shareholder
implemented                              vote to approve the compensation of the named executive officers.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Ares Capital            6-Jun-11         04010L-103                                                              ARCC
Corporation

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Michael Arougheti (President) as director for a term         Issuer
                                         ending 2014
Echo Voted -- For       For              1.2) Elect Ann Torre Bates as director for a term ending 2014           Issuer
Echo Voted -- For       For              1.3) Elect Kenneth Heitz as director for a term ending 2014             Issuer
Echo Voted -- For       For              2) Ratify the selection of KPMG LLP as the independent registered       Issuer
                                         public accounting firm.
Echo Voted -- For       For              3) Authorize the company to sell or otherwise issue shares of common    Issuer
                                         stock at a price below its then current net asset value per share subject to the limitations, including that the number of shares issued do not exceed 25% of its then outstanding common stock.
Echo Voted -- For       For              4) Authorize the Company to amend its Investment Advisory and           Issuer
                                         Management Agreement between the Company and Ares Capital Management
                                         LLC pursuant to the hurdle amendment.
Echo Voted -- For       For              5) Authorize the Company to amend its Investment Advisory and           Issuer
                                         Management Agreement between the Company and Ares Capital Management
                                         LLC pursuant to the capital gains amendment.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
TICC Capital Corp.      7-Jun-11         87244T-109                                                              TICC

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Charles Royce (Chairman) as director for a term ending 2014  Issuer
Echo Voted -- For       For              1.2) Elect Steven Novak as director for a term ending 2014              Issuer
Echo Voted -- For       For              2) Ratify the selection of PwC (PricewaterhouseCoopers LLP) as the      Issuer
                                         independent registered public accounting firm.
Echo Voted -- For       For              3) Authorize the company to issue securities to subscribe to, convert   Issuer
                                         to, or purchase shares of its common stock in one or more offerings.
Echo Voted -- For       For              4) Approve a new Investment Advisory Agreement by and between TICC      Issuer
                                         Capital Corp. and TICC Management, LLC, on terms identical to the current Investment Advisory Agreement, except for the date of execution, under which TICC Management, LLC will continue to act as investment advisor to TICC Capital Corp.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Solar Capital Ltd.      9-Jun-11         83413U-100                                                              SLRC

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Bruce Spohler (COO) as director for a term ending 2014       Issuer
Echo Voted -- For       For              1.2) Elect Steven Hochberg as director for a term ending 2014           Issuer
Echo Voted -- For       For              2) Ratify the selection of KPMG LLP as the independent registered       Issuer
                                         public accounting firm.
Echo Voted -- For       For              3) Authorize Company, with approval of its board of directors, to       Issuer
                                         sell shares of its common stock at a price or prices below the then-current net asset value per share in one or more offerings.
Echo Voted -- Against   For              4) Authorize Company to issue securities to subscribe to, convert to,   Issuer
                                         or purchase shares of its common stock in one or more offerings.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
THL Credit, Inc.        9-Jun-11         872438-106                                                              TCRD

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect David Downes as director for a term ending 2014              Issuer
Echo Voted -- For       For              1.2) Elect Nancy Hawthorne as director for a term ending 2014           Issuer
Echo Voted -- For       For              2) Ratify the selection of PwC (PricewaterhouseCoopers LLP) as the      Issuer
                                         independent registered public accounting firm.
Echo Voted -- For       For              3) Authorize the Company to sell or otherwise issue up to 20% of the    Issuer
                                         Company's outstanding common stock at a price below the Company's then current NAV.
Echo Voted -- For       For              4) Authorize the Company to issue warrants, options or rights to        Issuer
                                         subscribe to, convert to, or purchase common stock in one or more offerings.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Kohlberg Capital        10-Jun-11        500233-101                                                              KCAP
Corporation

VOTE                    MANAGEMENT       PROPOSALS AT "SPECIAL MEETING OF SHAREHOLDERS"                          PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Albert Pastino as director                                   Issuer
Echo Voted -- For       For              1.2) Elect C. Michael Jacobi as director                                Issuer
Echo Voted -- For       For              1.3) Elect Samuel Frieder as director                                   Issuer
Echo Voted -- For       For              2) Approve the Company's amended and restated non-employee director     Issuer
                                         plan.
Echo Voted -- For       For              2) Approve, on an advisory basis, the compensation of named executive   Issuer
                                         officers, as disclosed in the company's Proxy Statement for the 2011
                                         Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
Echo Voted -- 1 year    1 year           3) Select the preferred voting frequency -- one year, two years,        Issuer
                                         three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers.
Echo Voted -- For       For              2) Ratify the selection of Grant Thornton LLP as independent            Issuer
                                         registered public accounting firm


Page 4


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Kohlberg Capital        10-Jun-11        500233-101                                                              KCAP
Corporation

VOTE                    MANAGEMENT       PROPOSALS AT "SPECIAL MEETING OF SHAREHOLDERS"                          PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1) Approve a proposal to authorize the Company, with approval of its    Issuer
                                         board of directors, to sell shares of its common stock, par value
                                         $0.01 per share, or warrants, options or rights to acquire such common stock at a price below the then current net asset value per share of such common stock, subject to certain limitations described in the proxy statement.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Triangle Capital        13-Jun-11        895848-109                                                              TCAP
Corporation

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Garland Tucker, III (Chairman, CEO, & President) as          Issuer
                                         director
Echo Voted -- For       For              1.2) Elect Brent Burgess as director                                    Issuer
Echo Voted -- For       For              1.3) Elect Stephen Lilly as director                                    Issuer
Echo Voted -- For       For              1.4) Elect W. McComb Dunwoody as director                               Issuer
Echo Voted -- For       For              1.5) Elect Mark Gambill as director                                     Issuer
Echo Voted -- For       For              1.6) Elect Benjamin Goldstein as director                               Issuer
Echo Voted -- For       For              1.7) Elect Simon Rich, Jr. as director                                  Issuer
Echo Voted -- For       For              1.8) Elect Sherwood Smith, Jr. as director                              Issuer
Echo Voted -- For       For              2) Approve a proposal to authorize the Company, pursuant to approval    Issuer
                                         of its board of directors, to sell shares of its common stock during the next year at a price below the Company's then current net asset value (i.e., book value) per share.
Echo Voted -- For       For              3) Approve a proposal to offer and issue debt securities or preferred   Issuer
                                         stock convertible into shares of our common stock.
Echo Voted -- For       For              4) Ratify the selection of Ernst & Young LLP as the independent         Issuer
                                         registered public accounting firm.
Echo Voted -- For       For              5) Approve, on an advisory basis, the compensation of named executive   Issuer
                                         officers, as disclosed in the company's Proxy Statement for the 2011
                                         Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
Echo Voted -- 3 years   3 years          5) Select the preferred voting frequency -- one year, two years,        Issuer
                                         three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Main Street Capital     15-Jun-11        56035L-104                                                              MAIN
Corporation

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Michael Appling Jr. as director                              Issuer
Echo Voted -- For       For              1.2) Elect Joseph Canon as director                                     Issuer
Echo Voted -- For       For              1.3) Elect Arthur French as director                                    Issuer
Echo Voted -- For       For              1.4) Elect William Gutermuth as director                                Issuer
Echo Voted -- For       For              1.5) Elect Vincent Foster (Chairman & CEO) as director                  Issuer
Echo Voted -- For       For              1.6) Elect Todd Reppert (President & CFO) as director                   Issuer
Echo Voted -- For       For              2) Authorize the company to sell shares of its common stock during      Issuer
                                         the next 12 months at a price below the then-current net asset value
                                         (NAV) per share
Echo Voted -- For       For              3) Approve, on an advisory basis, the compensation of named executive   Issuer
                                         officers, as disclosed in the company's Proxy Statement for the 2011
                                         Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.
Echo Voted -- 1 year    3 years          4) Select the preferred voting frequency -- one year, two years,        Issuer
                                         three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers.


COMPANY NAME            MEETING DATE     CUSIP                                                                   TICKER
Medallion Financial     17-Jun-11        583928-106                                                              TAXI
Corp.

VOTE                    MANAGEMENT       PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"                           PROPOSED BY ISSUER
                        FOR/AGAINST                                                                              OR SECURITY HOLDER
Echo Voted -- For       For              1.1) Elect Henry Aaron as director for a term ending 2014               Issuer
Echo Voted -- For       For              1.2) Elect Henry Jackson as director for a term ending 2014             Issuer
Echo Voted -- For       For              1.3) Elect Alvin Murstein (Chairman & CEO) as director for a term       Issuer
                                         ending 2014
Echo Voted -- For       For              2) Ratify the selection of Weisermazars LLP as the independent          Issuer
                                         registered public accounting firm.
Echo Voted -- For       For              3) Approve, on an advisory basis, the compensation of named executive   Issuer
                                         officers, as disclosed in the company's Proxy Statement for the 2011
                                         Annual Meeting of Shareholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission.

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST SPECIALTY FINANCE
                           AND FINANCIAL OPPORTUNITIES FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2011
                           -------------------------

* Print the name and title of each signing officer under his or her signature.